Financial Assets and Liabilities - Summary of Carrying Amounts, by Maturity, of Financial Instruments that are Expected to Have Exposure on Interest Rate Risk (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 PHP (₱)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 59,188	₱ 75,089
U.S. Dollar Notes | ₱	461,012	415,474
Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	7,591	8,023
U.S. Dollar Notes | ₱	8,057	8,385
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	73,809	91,914
Interest rate risk [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes	191	540	$ 4	$ 11
Interest rate risk [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes	₱ 132,285	₱ 161,597	2,595	3,365
Interest rate risk [member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	0	0
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 207	₱ 1,153	4	24
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	400		8
Interest rate risk [member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	152	2,337	3	49
Interest rate risk [member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,068	4,940	99	103
Interest rate risk [member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,676	12,222	53	254
Interest rate risk [member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	10,615	18,490	208	385
Interest rate risk [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	21,104	40,131	414	836
Interest rate risk [member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		480		10
Interest rate risk [member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,986	509	39	11
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes	₱ 255,414	₱ 224,027	5,010	4,665
Interest rate risk [member] | Less than 1 year [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			$ 4
Interest rate	2.885%		2.885%
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			$ 120	258
Borrowings, interest rate basis		5.2250
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	4.5500
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	5.4000
Interest rate risk [member] | Less than 1 year [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			4
Interest rate	2.00%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			3	49
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.01%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.50%	0.50%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			99	103
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.05%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.00%	2.50%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			53	254
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.02%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.20%	2.50%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			208	385
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.20%	0.32%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.99%	1.60%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			406	812
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				10
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			39	11
Interest rate		2.00%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.50%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.99%
Interest rate risk [member] | Less than 1 year [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			150	258
Interest rate risk [member] | 1-2 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes				$ 11
Interest rate		2.885%		2.885%
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			519	$ 313
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	3.9000	3.9000
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	6.3457	6.7339
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				24
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		0.8962%
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.00%
Interest rate risk [member] | 1-2 years [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				24
Interest rate risk [member] | 1-2 years [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			631	426
Interest rate risk [member] | 2024 | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			185	525
Interest rate risk [member] | 2024 | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	4.0000	3.9000
Interest rate risk [member] | 2024 | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	6.3457	6.7339
Interest rate risk [member] | 2024 | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			2
Interest rate	2.375%
Interest rate risk [member] | 2024 | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			2
Interest rate risk [member] | 2024 | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			319	568
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			649	657
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	4.0000	3.9500
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	6.3457	6.7339
Interest rate risk [member] | 3-5 years [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			736	787
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			1,122	1,612
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	4.2588	4.2500
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	6.3457	6.7339
Interest rate risk [member] | Later than five years [member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			6
Interest rate	4.625%
Interest rate risk [member] | Later than five years [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			6
Interest rate risk [member] | Later than five years [member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			3,174	2,626
Interest rate risk [member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes	₱ 82,025	₱ 20,855	1,609	434
Borrowings, interest rate basis	0	0
Interest rate risk [member] | Floating Interest Rate [Member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	0	0
Interest rate risk [member] | Floating Interest Rate [Member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			59	9
Borrowings, interest rate basis	0.5000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)
Interest rate risk [member] | Floating Interest Rate [Member] | 2024 | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			95	4
Borrowings, interest rate basis	0.5000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)
Interest rate risk [member] | Floating Interest Rate [Member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			59	77
Borrowings, interest rate basis	0.6000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)
Interest rate risk [member] | Floating Interest Rate [Member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			1,396	344
Borrowings, interest rate basis	0.6000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.6000% to 0.7500% over PHP BVAL (floor rate 4.5000%)
Interest rate risk [member] | Fair Value [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes	₱ 193	₱ 545	4	11
Interest rate risk [member] | Fair Value [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes	₱ 131,039	₱ 167,520	2,571	3,489
Interest rate risk [member] | Fair Value [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	0	0
Interest rate risk [member] | Fair Value [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 207	₱ 1,163	4	24
Interest rate risk [member] | Fair Value [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	403		8
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	152	2,337	3	49
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,068	4,940	99	103
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,676	12,222	53	254
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	10,615	18,490	208	385
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	21,107	40,141	414	836
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		480		10
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,986	509	39	11
Interest rate risk [member] | Fair Value [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes	254,027	231,478	4,983	4,821
Interest rate risk [member] | Fair Value [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes	₱ 82,025	₱ 20,855	1,609	434
Borrowings, interest rate basis	0	0
Interest rate risk [member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes	₱ 30,584	₱ 28,813	600	600
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			$ 600	$ 600
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.50%	2.50%	2.50%	2.50%
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.45%	3.45%	3.45%	3.45%
Interest rate risk [member] | U S Dollar Notes | Fair Value [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes	₱ 30,441	₱ 30,336	$ 597	$ 632
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes	₱ 10,329	₱ 12,222	202	255
Borrowings, interest rate basis	0	0
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Less than 1 year [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			26
Borrowings, interest rate basis	0.7900% to 0.9500% over LIBOR	0
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 1-2 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			53	93
Borrowings, interest rate basis	1.0500% over LIBOR	0.7900% to 1.0500% over LIBOR
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 2024 | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			39	39
Borrowings, interest rate basis	1.0500% over LIBOR	1.0500% over LIBOR
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 3-5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			28	53
Borrowings, interest rate basis	1.0500% over LIBOR	1.0500% over LIBOR
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Later than five years [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes			56	70
Borrowings, interest rate basis	1.0500% over LIBOR	1.0500% over LIBOR
Interest rate risk [member] | U S Dollar Debts | Fair Value [Member] | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes	₱ 10,329	₱ 12,222	$ 202	$ 255
Borrowings, interest rate basis	0	0
Interest rate risk [member] | Debt Issuance Cost [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes | ₱	₱ 1,056	₱ 532
Interest rate risk [member] | Debt Issuance Cost [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	0	0
Interest rate risk [member] | Debt Issuance Cost [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes | ₱	₱ 2,857	₱ 1,262
Interest rate risk [member] | Debt Issuance Cost [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes | ₱	₱ 1,136	₱ 27
Borrowings, interest rate basis	0	0
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes | ₱	₱ 613	₱ 634
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes | ₱	₱ 52	₱ 69
Borrowings, interest rate basis	0	0
Interest rate risk [member] | Costs [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes | ₱	₱ 191	₱ 540
Interest rate risk [member] | Costs [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes | ₱	₱ 131,229	₱ 161,065
Interest rate risk [member] | Costs [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	0	0
Interest rate risk [member] | Costs [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 207	₱ 1,153
Interest rate risk [member] | Costs [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	400
Interest rate risk [member] | Costs [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	152	2,337
Interest rate risk [member] | Costs [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	5,068	4,940
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	2,676	12,222
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	10,615	18,490
Interest rate risk [member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	21,104	40,131
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱		480
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	1,986	509
Interest rate risk [member] | Costs [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes | ₱	252,557	222,765
Interest rate risk [member] | Costs [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes | ₱	₱ 80,889	₱ 20,828
Borrowings, interest rate basis	0	0
Interest rate risk [member] | Costs [Member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes | ₱	₱ 29,971	₱ 28,179
Interest rate risk [member] | Costs [Member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Notes | ₱	₱ 10,277	₱ 12,153
Borrowings, interest rate basis	0	0